Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

May 4, 2011

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Penn Mutual Variable Life Account I: (File Nos. 033-87276 and 811-05006)

Ladies and Gentlemen:

On behalf of our client, Penn Mutual Variable Life Account I and The Penn Mutual Life Insurance Company, we hereby certify that the prospectus and statement of additional information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 22 to the Registration Statement for Penn Mutual Variable Life Account I (File Nos. 033-87276; 811-05006), which was electronically filed with the U.S. Securities and Exchange Commission via EDGAR Accession Number 0001193125-11-112343 on April 27, 2011.

Please do not hesitate to contact me at 202.739.5654 or Michael Berenson at 202.739.5450 should you have any questions.

Sincerely,

/s/ W. John McGuire
W. John McGuire